Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Abstract]
Pool revenues	$ 3,598,828	$ 4,019,697
Total vessel revenues	$ 3,598,828	$ 4,019,697
Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	6 months